Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 18,748	$ 28,769	$ 35,966
Prepaid expenses and other current assets	1,810	2,115	1,076
Total current assets	20,558	30,884	37,042
Property, equipment and improvements, net	2,864	3,122	3,608
Finance right-of-use assets, net	1,323	1,437	2,159
Operating right-of-use assets	2,375	2,669	3,787
Deferred offering costs	3,444	669
Restricted cash	587	587	587
Other assets	4	31	26
Total assets	31,155	39,399	47,209
Current liabilities:
Accounts payable	2,563	409	574
Accrued expenses and other current liabilities	11,048	8,141	5,814
SAFE liabilities	32,590	30,515
Operating lease liability - current portion	1,388	1,348	950
Finance lease liability - current portion	475	475	499
Total current liabilities	48,064	40,888	7,837
Operating lease liability - net of current portion	1,280	1,644	2,992
Finance lease liability - net of current portion	758	876	1,351
Other noncurrent liabilities			56
Total liabilities	50,102	43,408	12,236
Commitments and contingencies (Note 6)
Convertible preferred stock	80,627	80,627	80,627
Stockholders' Deficit
Common stock
Additional paid-in capital	6,304	5,979	2,127
Accumulated other comprehensive loss	(53)	(11)
Accumulated deficit	(105,825)	(90,604)	(47,781)
Total stockholders' deficit	(99,574)	(84,636)	(45,654)
Total liabilities, convertible preferred stock and stockholders' deficit	$ 31,155	$ 39,399	$ 47,209